Financial income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest income	$ 189	$ 98	$ 389	$ 231
Interest expense:
Interest expense	(4,701)	(5,023)	(9,295)	(10,079)
Amortization and gain (loss) on cash flow hedge	(121)	(57)	(222)	(102)
Commitment fees		(436)		(470)
Amortization of debt issuance cost	(487)	(4,119)	(988)	(4,642)
Interest expense	(5,309)	(9,635)	(10,505)	(15,293)
Other items, net:
Foreign exchange gain (loss)	(25)	(3)	(53)	(23)
Bank charges, fees and other	(66)	(54)	(105)	(108)
Withholding tax on interest expense and other	(602)	(601)	(1,046)	(1,180)
Total other items, net	(693)	(658)	(1,204)	(1,311)
Total financial income (expense), net	(5,813)	$ (10,195)	(11,320)	$ (16,373)
Financial covenants	385,000		385,000
Revolving credit facility
Other items, net:
Financial covenants	$ 85,000		$ 85,000